Summary of Significant Accounting Policies - Schedule of Revenues Disaggregated by Geography (Details) - USD ($)		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Schedule of Revenues Disaggregated by Geography [Line Items]
Revenues		$ 5,913,461	$ 21,297,642
Malta [Member]
Schedule of Revenues Disaggregated by Geography [Line Items]
Revenues		4,800,000	19,200,000
Rest of the world [Member]
Schedule of Revenues Disaggregated by Geography [Line Items]
Revenues	[1]	$ 1,113,461	$ 2,097,642

[1]	No other individual country accounted for more than 10% of total revenue.